Consolidated Balance Sheets - USD ($) $ in Thousands		Jan. 31, 2016	Jan. 31, 2015
Current assets:
Cash and cash equivalents		$ 1,158,363	$ 908,117
Short-term marketable securities		183,018	87,312
Accounts receivable, net of allowance for doubtful accounts of $10,488 and $8,146 at January 31, 2016 and 2015, respectively		2,496,165	1,905,506
Deferred commissions		259,187	225,386
Prepaid expenses and other current assets		250,594	245,026
Land and building improvements held for sale		0	143,197
Total current assets		4,347,327	3,514,544
Marketable securities, noncurrent		1,383,996	894,855
Property and equipment, net		1,715,828	1,125,866
Deferred commissions, noncurrent		189,943	162,796
Capitalized software, net		384,258	433,398
Goodwill		3,849,937	3,782,660
Strategic investments		520,721	175,774
Other assets, net	[1]	370,910	449,145
Restricted cash		0	115,015
Total assets		12,762,920	10,654,053
Current liabilities:
Accounts payable, accrued expenses and other liabilities		1,349,338	1,103,335
Deferred revenue		4,267,667	3,286,768
Total current liabilities		5,617,005	4,390,103
Convertible 0.25% senior notes, net	[1]	1,088,097	1,060,454
Loan assumed on 50 Fremont	[1]	197,998	0
Revolving credit facility		0	299,164
Deferred revenue, noncurrent		23,886	34,681
Other noncurrent liabilities		833,065	894,468
Total liabilities		7,760,051	6,678,870
Stockholders’ equity:
Preferred stock, $0.001 par value; 5,000 shares authorized and none issued and outstanding		0	0
Common stock, $0.001 par value; 1,600,000 shares authorized, 670,929 and 650,596 issued and outstanding at January 31, 2016 and 2015, respectively		671	651
Additional paid-in capital		5,705,386	4,604,485
Accumulated other comprehensive loss		(49,917)	(24,108)
Accumulated deficit		(653,271)	(605,845)
Total stockholders’ equity		5,002,869	3,975,183
Total liabilities and stockholders’ equity		$ 12,762,920	$ 10,654,053

[1]	Please refer to Note 2, “New Accounting Pronouncements Adopted” for detail on the accounting pronouncements adopted and the impacts on the periods presented.